Depreciation and Amortization (Tables)	12 Months Ended
Dec. 31, 2018
Depreciation and amortisation expense [abstract]
Schedule of depreciation and amortization
	31/12/2016	31/12/2017	31/12/2018
	US$’000	US$’000	US$’000

Included in:
Technology and content expenses	708	707	668
General and administrative expenses	512	1,561	1,697
	1,220	2,268	2,365